Investment Securities and Derivatives	12 Months Ended
Dec. 31, 2025
Investment securities and derivatives [abstract]
Investment Securities and Derivatives
11.
Investment securities and derivatives

Investment securities and derivatives comprise:

	2024	2025

Total financial assets at FVTOCI	1,489,682	1,155,282
Total financial assets at FVTPL	17,149	22,464
Total financial assets at amortized cost	–	2,073

Total investment securities and derivatives	1,506,831	1,179,819

Financial assets at FVTOCI comprise:

	2024	2025

Debt securities	1,489,205	1,154,800
Equity investments	477	482

Total financial assets at FVTOCI	1,489,682	1,155,282

	Interest rate, %	2024	Interest rate, %	2025

Debt securities
Bonds of the Ministry of Finance of the Republic of Kazakhstan	0.60-16.70	1,192,962	0.60-15.35	781,476
Sovereign bonds of foreign countries	0.63-4.13	3,475	0.63-4.50	219,793
Corporate bonds	2.00-15.88	292,364	2.00-18.01	153,531
Discount notes of the NBRK	14.62	404	—	—

Total debt securities		1,489,205		1,154,800

Debt securities are graded according to their external credit ratings issued by an international rating agencies, such as Standard and Poor’s, Fitch and Moody’s Investors Services and are graded as follows:

	A- and	BBB+ to	BB+	Not
	higher	BBB-	to B-	rated	Total
Debt securities as at 31 December 2024	36,415	1,373,391	4,957	74,442	1,489,205
Debt securities as at 31 December 2025	243,391	867,166	2,395	41,848	1,154,800

Financial assets at FVTPL comprise:

	2024	2025

Investment funds	—	21,717
Derivative financial instruments	17,149	747

Total financial assets at FVTPL	17,149	22,464

As at 31 December 2025, financial assets at FVTPL included swap and spot instruments of KZT 741 million (2024: KZT 4,923 million) with a notional amount of KZT 171,046 million (2024: KZT 139,659 million) and forwards of KZT 6 million (2024: KZT 12,226 million) with a notional amount of KZT 262,794 million (2024: KZT 274,327 million).

As at 31 December 2025, financial liabilities at FVTPL included swap and spot instruments of KZT 1,571 million (2024: KZT 133 million) with a notional amount of KZT 170,715 million (2024: KZT 139,696 million) and forwards of KZT 5,488 million (2024: KZT 129 million) with a notional amount of KZT 276,712 million (2024: KZT 269,387 million) and are disclosed in Note 22.

As at 31 December 2024 and 2025, investment securities were not pledged or restricted, except for bonds of the Ministry of Finance of the Republic of Kazakhstan, notes of NBRK and corporate bonds pledged under repurchase agreements with other banks totaling KZT 24,474 million and KZT Nil, respectively.